Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from (used in) operating activities [abstract]
Net loss for the year before non-controlling interest	$ (39,163,493)	$ (7,530,178)
Items not affecting cash
Depletion and depreciation expense	16,708,687	1,031,000
Stock based compensation	14,478,776	0
Deferred taxes	(2,832,215)	0
Listing expense	1,301,692	0
Accretion expense	19,589	6,000
Accretion on Promissory note discount	0	72,500
Interest on lease liability	9,186	0
Amortization of debt issuance costs	1,058,759	0
Asset backed preferred instrument interest	1,857,351	0
Fair value change on development partnership	11,233,713	0
Impairment of exploration and evaluation assets	0	6,199,198
Impairment loss /(reversal of impairment loss) on property, plant and equipment	0	(4,730,000)
Unrealized loss on commodity contracts	15,859,796	4,521,383
Net change in non-cash working capital	6,800,511	192,094
Cash flows from/(used) in operating activities	32,996,782	(238,003)
Investing Activities
Expenditures on property, plant and equipment	(52,187,091)	(42,889,348)
Expendtiures of exploration and evaluation assets	(20,243,702)	(318,982)
Net change in non-cash working capital	15,752,315	(9,631,691)
Cash flows used in investing activities	(56,678,478)	(52,840,021)
Financing Activities
Issuance of shares for cash, net of issuance costs	13,672,745	0
Cash acquired on acquisiton	396,173	0
Proceeds from development partnerships	41,042,693	0
Advances Of Long Term Debt	0	43,328,396
Proceeds from development partnerships	(6,388,870)
Advances from/(repayments to) affiliates, net	0	(495,649)
Repayment of promissory notes	(2,025,000)	0
Proceeds from promissory notes	3,375,000	3,552,500
Proceeds from reserve based loan	2,200,000	0
Repayment of long-term debt	(18,122,088)	0
Long-term debt issuance costs	0	(3,065,926)
Repayment of asset backed preferred instruments	(4,735,700)	0
Net change in non-cash working capital	0	2,881,546
Cash flows from financing activities	29,414,953	46,200,867
Increase/(decrease) in cash	5,733,257	(6,877,157)
Cash, beginning of the year	2,889,558	9,766,715
Cash, end of the year	$ 8,622,815	$ 2,889,558